Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000012489 | Amazon.com, Inc.None_023135106
Holdings [Line Items]
Percent of Total Investments	5.31%
C000012489 | Alphabet, Inc.NoneC_02079K107
Holdings [Line Items]
Percent of Total Investments	4.46%
C000012489 | Mastercard, Inc.NoneA_57636Q104
Holdings [Line Items]
Percent of Total Investments	4.26%
C000012489 | Microsoft Corp.None_594918104
Holdings [Line Items]
Percent of Total Investments	4.19%
C000012489 | Visa, Inc.NoneA_92826C839
Holdings [Line Items]
Percent of Total Investments	4.19%
C000012489 | S&P Global, Inc.None_78409V104
Holdings [Line Items]
Percent of Total Investments	4.00%
C000012489 | HEICO Corp.NoneA_422806208
Holdings [Line Items]
Percent of Total Investments	3.89%
C000012489 | Danaher Corp.None_235851102
Holdings [Line Items]
Percent of Total Investments	3.47%
C000012489 | TransDigm Group, Inc.None_893641100
Holdings [Line Items]
Percent of Total Investments	3.40%
C000012489 | Guidewire Software, Inc.None_40171V100
Holdings [Line Items]
Percent of Total Investments	3.35%
C000012489 | Industrials
Holdings [Line Items]
Percent of Total Investments	20.80%
C000012489 | Information Technology
Holdings [Line Items]
Percent of Total Investments	19.90%
C000012489 | Health Care
Holdings [Line Items]
Percent of Total Investments	18.60%
C000012489 | Financials
Holdings [Line Items]
Percent of Total Investments	18.50%
C000012489 | Materials
Holdings [Line Items]
Percent of Total Investments	6.90%
C000012489 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.20%
C000012489 | Real Estate
Holdings [Line Items]
Percent of Total Investments	4.60%
C000012489 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.50%
C000102025 | HEICO Corp.NoneA_422806208
Holdings [Line Items]
Percent of Total Investments	4.52%
C000102025 | Guidewire Software, Inc.None_40171V100
Holdings [Line Items]
Percent of Total Investments	4.27%
C000102025 | CBRE Group, Inc.NoneA_12504L109
Holdings [Line Items]
Percent of Total Investments	5.55%
C000102025 | Ecolab, Inc.None_278865100
Holdings [Line Items]
Percent of Total Investments	5.55%
C000102025 | Veralto Corp.None_92338C103
Holdings [Line Items]
Percent of Total Investments	4.90%
C000102025 | Vulcan Materials Co.None_929160109
Holdings [Line Items]
Percent of Total Investments	4.87%
C000102025 | Veeva Systems, Inc.NoneA_922475108
Holdings [Line Items]
Percent of Total Investments	4.36%
C000102025 | Bio-Techne Corp.None_09073M104
Holdings [Line Items]
Percent of Total Investments	4.15%
C000102025 | Markel Group, Inc.None_570535104
Holdings [Line Items]
Percent of Total Investments	3.99%
C000102025 | Old Dominion Freight Line, Inc.None_679580100
Holdings [Line Items]
Percent of Total Investments	3.61%
C000102025 | Industrials
Holdings [Line Items]
Percent of Total Investments	29.70%
C000102025 | Information Technology
Holdings [Line Items]
Percent of Total Investments	13.80%
C000102025 | Health Care
Holdings [Line Items]
Percent of Total Investments	20.20%
C000102025 | Financials
Holdings [Line Items]
Percent of Total Investments	12.70%
C000102025 | Materials
Holdings [Line Items]
Percent of Total Investments	10.40%
C000102025 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.10%
C000102025 | Real Estate
Holdings [Line Items]
Percent of Total Investments	7.60%
C000102025 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.50%
C000195205 | HEICO Corp.NoneA_422806208
Holdings [Line Items]
Percent of Total Investments	4.52%
C000195205 | Guidewire Software, Inc.None_40171V100
Holdings [Line Items]
Percent of Total Investments	4.27%
C000195205 | CBRE Group, Inc.NoneA_12504L109
Holdings [Line Items]
Percent of Total Investments	5.55%
C000195205 | Ecolab, Inc.None_278865100
Holdings [Line Items]
Percent of Total Investments	5.55%
C000195205 | Veralto Corp.None_92338C103
Holdings [Line Items]
Percent of Total Investments	4.90%
C000195205 | Vulcan Materials Co.None_929160109
Holdings [Line Items]
Percent of Total Investments	4.87%
C000195205 | Veeva Systems, Inc.NoneA_922475108
Holdings [Line Items]
Percent of Total Investments	4.36%
C000195205 | Bio-Techne Corp.None_09073M104
Holdings [Line Items]
Percent of Total Investments	4.15%
C000195205 | Markel Group, Inc.None_570535104
Holdings [Line Items]
Percent of Total Investments	3.99%
C000195205 | Old Dominion Freight Line, Inc.None_679580100
Holdings [Line Items]
Percent of Total Investments	3.61%
C000195205 | Industrials
Holdings [Line Items]
Percent of Total Investments	29.70%
C000195205 | Information Technology
Holdings [Line Items]
Percent of Total Investments	13.80%
C000195205 | Health Care
Holdings [Line Items]
Percent of Total Investments	20.20%
C000195205 | Financials
Holdings [Line Items]
Percent of Total Investments	12.70%
C000195205 | Materials
Holdings [Line Items]
Percent of Total Investments	10.40%
C000195205 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.10%
C000195205 | Real Estate
Holdings [Line Items]
Percent of Total Investments	7.60%
C000195205 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.50%
C000231957 | HEICO Corp.NoneA_422806208
Holdings [Line Items]
Percent of Total Investments	4.52%
C000231957 | Guidewire Software, Inc.None_40171V100
Holdings [Line Items]
Percent of Total Investments	4.27%
C000231957 | CBRE Group, Inc.NoneA_12504L109
Holdings [Line Items]
Percent of Total Investments	5.55%
C000231957 | Ecolab, Inc.None_278865100
Holdings [Line Items]
Percent of Total Investments	5.55%
C000231957 | Veralto Corp.None_92338C103
Holdings [Line Items]
Percent of Total Investments	4.90%
C000231957 | Vulcan Materials Co.None_929160109
Holdings [Line Items]
Percent of Total Investments	4.87%
C000231957 | Veeva Systems, Inc.NoneA_922475108
Holdings [Line Items]
Percent of Total Investments	4.36%
C000231957 | Bio-Techne Corp.None_09073M104
Holdings [Line Items]
Percent of Total Investments	4.15%
C000231957 | Markel Group, Inc.None_570535104
Holdings [Line Items]
Percent of Total Investments	3.99%
C000231957 | Old Dominion Freight Line, Inc.None_679580100
Holdings [Line Items]
Percent of Total Investments	3.61%
C000231957 | Industrials
Holdings [Line Items]
Percent of Total Investments	29.70%
C000231957 | Information Technology
Holdings [Line Items]
Percent of Total Investments	13.80%
C000231957 | Health Care
Holdings [Line Items]
Percent of Total Investments	20.20%
C000231957 | Financials
Holdings [Line Items]
Percent of Total Investments	12.70%
C000231957 | Materials
Holdings [Line Items]
Percent of Total Investments	10.40%
C000231957 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.10%
C000231957 | Real Estate
Holdings [Line Items]
Percent of Total Investments	7.60%
C000231957 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.50%
C000115949 | HEICO Corp.NoneA_422806208
Holdings [Line Items]
Percent of Total Investments	4.81%
C000115949 | Guidewire Software, Inc.None_40171V100
Holdings [Line Items]
Percent of Total Investments	4.16%
C000115949 | Bio-Techne Corp.None_09073M104
Holdings [Line Items]
Percent of Total Investments	3.64%
C000115949 | Murphy USA, Inc.None_626755102
Holdings [Line Items]
Percent of Total Investments	4.04%
C000115949 | Core & Main, Inc.NoneA_21874C102
Holdings [Line Items]
Percent of Total Investments	3.92%
C000115949 | Hamilton Lane, Inc.NoneA_407497106
Holdings [Line Items]
Percent of Total Investments	3.85%
C000115949 | Appfolio, Inc.None_03783C100
Holdings [Line Items]
Percent of Total Investments	3.41%
C000115949 | Novanta, Inc.None_67000B104
Holdings [Line Items]
Percent of Total Investments	3.15%
C000115949 | Manhattan Associates, Inc.None_562750109
Holdings [Line Items]
Percent of Total Investments	3.06%
C000115949 | Kinsale Capital Group, Inc.None_49714P108
Holdings [Line Items]
Percent of Total Investments	2.93%
C000115949 | Industrials
Holdings [Line Items]
Percent of Total Investments	28.20%
C000115949 | Information Technology
Holdings [Line Items]
Percent of Total Investments	24.80%
C000115949 | Health Care
Holdings [Line Items]
Percent of Total Investments	16.80%
C000115949 | Financials
Holdings [Line Items]
Percent of Total Investments	13.40%
C000115949 | Materials
Holdings [Line Items]
Percent of Total Investments	4.40%
C000115949 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.60%
C000115949 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.80%
C000195206 | HEICO Corp.NoneA_422806208
Holdings [Line Items]
Percent of Total Investments	4.81%
C000195206 | Guidewire Software, Inc.None_40171V100
Holdings [Line Items]
Percent of Total Investments	4.16%
C000195206 | Bio-Techne Corp.None_09073M104
Holdings [Line Items]
Percent of Total Investments	3.64%
C000195206 | Murphy USA, Inc.None_626755102
Holdings [Line Items]
Percent of Total Investments	4.04%
C000195206 | Core & Main, Inc.NoneA_21874C102
Holdings [Line Items]
Percent of Total Investments	3.92%
C000195206 | Hamilton Lane, Inc.NoneA_407497106
Holdings [Line Items]
Percent of Total Investments	3.85%
C000195206 | Appfolio, Inc.None_03783C100
Holdings [Line Items]
Percent of Total Investments	3.41%
C000195206 | Novanta, Inc.None_67000B104
Holdings [Line Items]
Percent of Total Investments	3.15%
C000195206 | Manhattan Associates, Inc.None_562750109
Holdings [Line Items]
Percent of Total Investments	3.06%
C000195206 | Kinsale Capital Group, Inc.None_49714P108
Holdings [Line Items]
Percent of Total Investments	2.93%
C000195206 | Industrials
Holdings [Line Items]
Percent of Total Investments	28.20%
C000195206 | Information Technology
Holdings [Line Items]
Percent of Total Investments	24.80%
C000195206 | Health Care
Holdings [Line Items]
Percent of Total Investments	16.80%
C000195206 | Financials
Holdings [Line Items]
Percent of Total Investments	13.40%
C000195206 | Materials
Holdings [Line Items]
Percent of Total Investments	4.40%
C000195206 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.60%
C000195206 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.80%